Investment, Net	6 Months Ended
Jun. 30, 2026
Investment, Net [Abstract]
INVESTMENT, NET

7. INVESTMENT, NET

Investment, net consists of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Marketable equity securities	5,596	5,464

Investments in Marketable Equity Securities

Equity securities with readily available marketable trading price consist of investment in mutual fund marketed by a financial institution. The equity securities are not insured against loss of principal and bearing a fixed interest of HK$253 (approximately US$32) per month. This investment is accounted for as financial instruments that are marked to fair market value at the end of each reporting period with any unrealized gains or losses reported in statements in operations. As of December 31, 2025 and June 30, 2026, the investment was recorded at fair value of US$5,596 and US$5,464, which were traded at a closing price of HK$8.68 and HK$8.52 per share, respectively.

For the six months ended June 30, 2025 and 2026, the Company had unrealized investment loss of US$276 and US$89, respectively, and interest income of US$541 and US$194, respectively.